Summary of Significant Accounting Policies - Estimated Economic Lives of the Assets (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	2 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Tooling, Production and Test Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years